Note 16 - Subsequent Events (Details)														1 Months Ended
	Mar. 04, 2026 USD ($)	Feb. 06, 2026 USD ($)	Sep. 12, 2025 USD ($)	Sep. 02, 2025 USD ($)	Aug. 12, 2025 USD ($)	Jul. 24, 2025 USD ($)	Jul. 09, 2025 USD ($)	Jun. 30, 2025 USD ($)	Apr. 24, 2025 USD ($)	Mar. 04, 2025 USD ($)	Dec. 20, 2024 USD ($)	Dec. 12, 2024 USD ($)	Dec. 03, 2024 USD ($)	May 06, 2025 USD ($)	Feb. 04, 2026	Dec. 31, 2025	Jul. 23, 2025	Jun. 23, 2025	Jun. 18, 2025	Jun. 06, 2025	Dec. 31, 2024
Carrying Capacity of Dry Bulk Vessels at Period End (DWT)																2,842,297
Loans Payable [Member] | Costamare Bulkers Ships Inc. Loan Agreement Entered 2025 [Member]
Proceeds from Issuance of Long-Term Debt							$ 15,300,000
Loans Payable [Member] | Archet Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Proceeds from Issuance of Long-Term Debt											$ 72,000,000
Repayments of Long-Term Debt								$ 1,230,700	$ 48,919,000
Loans Payable [Member] | Andati Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Proceeds from Issuance of Long-Term Debt												$ 84,931,000
Repayments of Long-Term Debt			$ 10,360,600	$ 1,222,900		$ 4,137,500			20,278,000
Loans Payable [Member] | Adstone Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Proceeds from Issuance of Long-Term Debt													$ 147,709,000
Repayments of Long-Term Debt					$ 3,405,900				61,668,000
Subsequent Event [Member] | Loans Payable [Member] | Adstone Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Repayments of Long-Term Debt	$ 7,273,000	$ 3,458,000
Koushun [Member] | Subsequent Event [Member]
Carrying Capacity of Dry Bulk Vessels at Period End (DWT)															60,297
Costamare Bulkers Holdings Limited Predecessor [Member]
Carrying Capacity of Dry Bulk Vessels at Period End (DWT)																					3,016,855
Costamare Bulkers Holdings Limited Predecessor [Member] | Loans Payable [Member] | Costamare Bulkers Ships Inc. Loan Agreement Entered 2025 [Member]
Proceeds from Issuance of Long-Term Debt							$ 15,300,000							$ 0
Costamare Bulkers Holdings Limited Predecessor [Member] | Loans Payable [Member] | Archet Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Proceeds from Issuance of Long-Term Debt											$ 72,000,000
Repayments of Long-Term Debt								$ 1,231,000	48,918,700
Costamare Bulkers Holdings Limited Predecessor [Member] | Loans Payable [Member] | Andati Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Proceeds from Issuance of Long-Term Debt												$ 84,931,000
Repayments of Long-Term Debt			$ 10,360,600	$ 1,222,900		$ 4,137,500
Costamare Bulkers Holdings Limited Predecessor [Member] | Loans Payable [Member] | Adstone Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Proceeds from Issuance of Long-Term Debt													$ 147,709,000
Repayments of Long-Term Debt					$ 3,405,900				$ 61,668,000	$ 6,650,000
Costamare Bulkers Holdings Limited Predecessor [Member] | Subsequent Event [Member] | Loans Payable [Member] | Adstone Marine Corp. et al. Loan Agreement Entered 2024 [Member]
Repayments of Long-Term Debt	$ 7,273,000	$ 3,458,000
Costamare Bulkers Holdings Limited Predecessor [Member] | Imperator (ex. Imperator Australis) [Member]
Carrying Capacity of Dry Bulk Vessels at Period End (DWT)																				176,387
Costamare Bulkers Holdings Limited Predecessor [Member] | Gorgo (ex. Gorgoypikoos) [Member]
Carrying Capacity of Dry Bulk Vessels at Period End (DWT)																	76,498
Costamare Bulkers Holdings Limited Predecessor [Member] | Koushun [Member] | Subsequent Event [Member]
Carrying Capacity of Dry Bulk Vessels at Period End (DWT)															60,297
Costamare Bulkers Holdings Limited Predecessor [Member] | Pythias [Member]
Carrying Capacity of Dry Bulk Vessels at Period End (DWT)																			58,018
Costamare Bulkers Holdings Limited Predecessor [Member] | Bernis [Member]
Carrying Capacity of Dry Bulk Vessels at Period End (DWT)																		35,995